Lease	6 Months Ended
Apr. 30, 2024
Lease [Abstract]
LEASE

Note 9 — LEASE

The Group has several operating leases for shipping and offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended April 30, 2024 and 2023 amounted to $49,140 and $11,601, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2024	October 31, 2023

Right-of-use assets, net	$160,578	$204,750

Operating lease liabilities - current	$92,636	$90,585
Operating lease liabilities - non-current	63,249	109,492
Total operating lease liabilities	$155,885	$200,077

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of April 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.73 years
Weighted average discount rate	3.65%

Maturities of lease liabilities as follow:

Twelve months ending April 30,	Amount
2025	$96,803
2026	64,242
Total future minimum lease payments	161,045
Less: imputed interest	5,160
Present value of lease liabilities	$155,885